ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES
Payroll and welfare benefit	$ 4,941	$ 2,918
Other taxes and surcharges payable	7,182	7,945
Amounts payable to sales and marketing agents	19,611	21,181
Interest payables	561	691
Utility and property management payables	8,056	7,337
Construction payables	1,402	1,436
Payables of decoration services	700	680
Deposits for rental	2,804	3,189
Lease liability, current	278	748
Customers' refundable fees	6,292	6,385
Others	2,843	1,706
Accrued expenses and other liabilities	$ 54,670	$ 54,216